Leases - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Options
Leases
Lessee, operating lease, term of contract (in years)	5 years
ElectraMeccanica Vehicles Corp
Leases
Impairment of right of use assets	$ 828,193
Impairment of lease liability	936,029
Gain on disposal	$ 107,836
Operating leases for its engineering center, corporate offices, manufacturing warehouse facility, and kiosk locations | Minimum | ElectraMeccanica Vehicles Corp
Leases
Lessee, operating lease, term of contract (in years)	1 year
Operating leases for its engineering center, corporate offices, manufacturing warehouse facility, and kiosk locations | Maximum | ElectraMeccanica Vehicles Corp
Leases
Lessee, operating lease, term of contract (in years)	11 years
Operating lease agreement for the Mesa facility | ElectraMeccanica Vehicles Corp
Leases
Lessee, operating lease, term of contract (in years)		129 years 6 months
Derecognition of prepaid lease payments		$ 225,690
Number of renewal options | Options		2
Renewal term		5 years